Organization and Principal Activities (Details) - Schedule of Subsidiaries and VIE	6 Months Ended
Sep. 30, 2024
UTime HK [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Nov. 01, 2018
Subsidiaries Place of Incorporation	Hong Kong
Subsidiaries Percentage of Beneficial Ownership	100.00%
Subsidiaries Principal Activities	Investment Holding
VIE
Subsidiaries of the VIE Date of Incorporation	Nov. 01, 2018
Subsidiaries of the VIE Place of Incorporation	Hong Kong
Subsidiaries of the VIE Principal Activities	Investment Holding
UTime WFOE [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Dec. 18, 2018
Subsidiaries Place of Incorporation	China
Subsidiaries Percentage of Beneficial Ownership	100.00%
Subsidiaries Principal Activities	Investment Holding
VIE
Subsidiaries of the VIE Date of Incorporation	Dec. 18, 2018
Subsidiaries of the VIE Place of Incorporation	China
Subsidiaries of the VIE Principal Activities	Investment Holding
Bridgetime [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Sep. 05, 2016
Subsidiaries Place of Incorporation	British Virgin Island
Subsidiaries Percentage of Beneficial Ownership	100.00%
Subsidiaries Principal Activities	Investment Holding
VIE
Subsidiaries of the VIE Date of Incorporation	Sep. 05, 2016
Subsidiaries of the VIE Place of Incorporation	British Virgin Island
Subsidiaries of the VIE Principal Activities	Investment Holding
Do Mobile [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Oct. 24, 2016
Subsidiaries Place of Incorporation	India
Subsidiaries Percentage of Beneficial Ownership	99.99%
Subsidiaries Principal Activities	Sales of in-house brand products in India
VIE
Subsidiaries of the VIE Date of Incorporation	Oct. 24, 2016
Subsidiaries of the VIE Place of Incorporation	India
Subsidiaries of the VIE Principal Activities	Sales of in-house brand products in India
VIE [Member] | UTime SZ [Member]
VIE
VIE Date of Incorporation	Jun. 12, 2008
VIE Place of Incorporation	China
VIE Percentage of Beneficial Ownership	100.00%
VIE Principal Activities	Research and development of products, and sales
VIE [Member] | Guizhou United Time Technology Co., Ltd. (“UTime GZ”) [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Sep. 23, 2016
Subsidiaries Place of Incorporation	China
Subsidiaries Principal Activities	Manufacturing
VIE
Subsidiaries of the VIE Date of Incorporation	Sep. 23, 2016
Subsidiaries of the VIE Place of Incorporation	China
Subsidiaries of the VIE Percentage of Beneficial Ownership	VIE’s subsidiary
Subsidiaries of the VIE Principal Activities	Manufacturing
VIE [Member] | UTime Technology (HK) Company Limited (“UTime Trading”) [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Jun. 25, 2015
Subsidiaries Place of Incorporation	Hong Kong
Subsidiaries Principal Activities	Trading
VIE
Subsidiaries of the VIE Date of Incorporation	Jun. 25, 2015
Subsidiaries of the VIE Place of Incorporation	Hong Kong
Subsidiaries of the VIE Percentage of Beneficial Ownership	VIE’s subsidiary
Subsidiaries of the VIE Principal Activities	Trading
VIE [Member] | UTime India Private Limited (“UTime India”) [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Feb. 07, 2019
Subsidiaries Place of Incorporation	India
Subsidiaries Principal Activities	Trading
VIE
Subsidiaries of the VIE Date of Incorporation	Feb. 07, 2019
Subsidiaries of the VIE Place of Incorporation	India
Subsidiaries of the VIE Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Subsidiaries of the VIE Principal Activities	Trading
VIE [Member] | Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”) [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Nov. 01, 2021
Subsidiaries Place of Incorporation	China
Subsidiaries Principal Activities	Manufacturing
VIE
Subsidiaries of the VIE Date of Incorporation	Nov. 01, 2021
Subsidiaries of the VIE Place of Incorporation	China
Subsidiaries of the VIE Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Subsidiaries of the VIE Principal Activities	Manufacturing
VIE [Member] | Gesoper S De R.L. De C.V. (“Gesoper”) [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Oct. 21, 2020
Subsidiaries Place of Incorporation	Mexico
Subsidiaries Principal Activities	Trading
VIE
Subsidiaries of the VIE Date of Incorporation	Oct. 21, 2020
Subsidiaries of the VIE Place of Incorporation	Mexico
Subsidiaries of the VIE Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Subsidiaries of the VIE Principal Activities	Trading
VIE [Member] | Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”) [Member]
Schedule of Subsidiaries and VIE [Line Items]
Subsidiaries Date of Incorporation	Nov. 12, 2021
Subsidiaries Place of Incorporation	Mexico
Subsidiaries Principal Activities	Trading
VIE
Subsidiaries of the VIE Date of Incorporation	Nov. 12, 2021
Subsidiaries of the VIE Place of Incorporation	Mexico
Subsidiaries of the VIE Percentage of Beneficial Ownership	Gesoper’s subsidiary
Subsidiaries of the VIE Principal Activities	Trading